Revenue - Customer Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Revenue	$ 1,094,897	$ 850,194
Customer 1
Statement Line Items [Line Items]
Revenue	380,488	101,593
Customer 2
Statement Line Items [Line Items]
Revenue	0	190,705
Customer 3
Statement Line Items [Line Items]
Revenue	159,068	130,340
Customers exceeding 10% of revenue
Statement Line Items [Line Items]
Revenue	$ 539,556	$ 422,638
Percentage of entity's revenue	49.30%	49.70%